Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (Loss) (in thousands)	Adjusted EBITDA(4) (in thousands)
	Michael Barnes	Jonathan Ilany	Michael Barnes	Jonathan Ilany
2022	$4,290,649	$4,377,873	$5,187,027	$5,229,666	$2,245,129	$2,337,587	101.39	89.47	$(8,274)	$81,124
2021	$8,877,686	$9,168,916	$20,046,694	$15,143,999	$1,760,133	$2,781,169	279.68	135.04	$38,132	$100,776
2020	$1,853,328	$2,579,448	$405,023	$575,685	$1,123,673	$808,850	63.56	98.31	$(29,158)	$4,541

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The Company considers its executive committee, consisting of the Executive Chairman and Chief Executive Officer, as the Company’s Principal Executive Officer and therefore are presenting information for both Messrs. Barnes and Ilany separately for each of 2020-2022.
Peer Group Issuers, Footnote [Text Block]	The Company used the same peer group, the Standard and Poor’s Select Sector Financial Services Index, as it used in the Stock Performance Graph for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]

Name	Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Summary Compensation Table Value of Equity Awards	Plus: Equity Award Adjustments (1)	Compensation Actually Paid to PEO
Michael Barnes	2022	$4,290,649	$—	$896,378	$5,187,027
	2021	$8,877,686	$(4,192,400)	$15,361,408	$20,046,694
	2020	$1,853,328	$(927,986)	$(520,319)	$405,023

Jonathan Ilany	2022	$4,377,873	$—	$851,793	$5,229,666
	2021	$9,168,916	$(4,192,400)	$10,167,483	$15,143,999
	2020	$2,579,448	$(1,391,982)	$(611,781)	$575,685
___________________________________
(1)     This table shows the equity award adjustments for the relevant year.

Name	Year	Year End Fair Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Equity Award Adjustments
Michael Barnes	2022	$—	$939,966	$—	$(57,196)	$—	$13,609	$896,378
	2021	$9,244,920	$2,626,087	$1,512,000	$1,957,566	$—	$20,835	$15,361,408
	2020	$539,132	$(834,881)	$—	$(252,872)	$—	$28,301	$(520,319)

Jonathan Ilany	2022	$—	$831,380	$—	$—	$—	$20,413	$851,793
	2021	$9,244,920	$—	$1,512,000	$(620,689)	$—	$31,252	$10,167,483
	2020	$168,234	$—	$640,467	$(1,463,680)	$—	$43,199	$(611,781)

Non-PEO NEO Average Total Compensation Amount	$ 2,245,129	$ 1,760,133	$ 1,123,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,337,587	2,781,169	808,850
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Non-PEO NEOs in 2022 and 2021 consisted of Ms. Bell and Messrs. Maultsby and Rifkind. The Non-PEO NEOs in 2020 consisted of Ms. Bell and Mr. Rifkind only. For 2022, this includes a one-time severance payment to Ms. Bell of $1,470,000.

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs	Minus: Reported Average Summary Compensation Table Value of Equity Awards	Plus: Average Equity Award Adjustments (1)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,245,129	$(234,152)	$326,610	$2,337,587
2021	$1,760,133	$(465,822)	$1,486,858	$2,781,169
2020	$1,123,673	$(116,029)	$(198,794)	$808,850
___________________________________
(1)     This table shows the equity award adjustments for the relevant year.

Year	Average Year End Fair Value of Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Awards	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Average Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Average Equity Award Adjustments
2022	$246,813	$92,478	$—	$(18,875)	$—	$6,193	$326,610
2021	$1,027,214	$281,042	$167,998	$3,759	$—	$6,844	$1,486,858
2020	$80,340	$(56,491)	$—	$(230,867)	$—	$8,223	$(198,794)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Company Performance Measures for Linking Executive Compensation to Company Performance (For PEO & Other NEOs)
•Adjusted EBITDA

Total Shareholder Return Amount	$ 101.39	279.68	63.56
Peer Group Total Shareholder Return Amount	89.47	135.04	98.31
Net Income (Loss)	$ (8,274,000)	$ 38,132,000	$ (29,158,000)
Company Selected Measure Amount	81,124,000	100,776,000	4,541,000
Non-PEO One-Time Severance Payment	$ 1,470,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We have identified Adjusted EBITDA as our company selected measure as we believe it represents the most important financial performance measures used to link compensation actually paid to our NEOs to company performance. For a reconciliation to Adjusted EBITDA GAAP financials, see “Annex A: Non-GAAP Measures.”
Michael Barnes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,290,649	$ 8,877,686	$ 1,853,328
PEO Actually Paid Compensation Amount	$ 5,187,027	20,046,694	405,023
PEO Name	Barnes
Jonathan Ilany [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,377,873	9,168,916	2,579,448
PEO Actually Paid Compensation Amount	$ 5,229,666	15,143,999	575,685
PEO Name	Ilany
PEO [Member] | Michael Barnes [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(4,192,400)	(927,986)
PEO [Member] | Michael Barnes [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	896,378	15,361,408	(520,319)
PEO [Member] | Michael Barnes [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	9,244,920	539,132
PEO [Member] | Michael Barnes [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	939,966	2,626,087	(834,881)
PEO [Member] | Michael Barnes [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,512,000	0
PEO [Member] | Michael Barnes [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(57,196)	1,957,566	(252,872)
PEO [Member] | Michael Barnes [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Michael Barnes [Member] | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	13,609	20,835	28,301
PEO [Member] | Jonathan Ilany [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,192,400)	(1,391,982)
PEO [Member] | Jonathan Ilany [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	851,793	10,167,483	(611,781)
PEO [Member] | Jonathan Ilany [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	9,244,920	168,234
PEO [Member] | Jonathan Ilany [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	831,380	0	0
PEO [Member] | Jonathan Ilany [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,512,000	640,467
PEO [Member] | Jonathan Ilany [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(620,689)	(1,463,680)
PEO [Member] | Jonathan Ilany [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Jonathan Ilany [Member] | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	20,413	31,252	43,199
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(234,152)	(465,822)	(116,029)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,610	1,486,858	(198,794)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	246,813	1,027,214	80,340
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	92,478	281,042	(56,491)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	167,998	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(18,875)	3,759	(230,867)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 6,193	$ 6,844	$ 8,223